TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE - Schedule of accounts receivable categories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Trade accounts receivable	$ 1,132,923	$ 1,185,792
Other accounts receivable	99,063	277,845
Gross exposure according to balance
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Trade accounts receivable	1,132,923	1,185,792
Other accounts receivable	99,063	277,845
Gross impaired exposure
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Trade accounts receivable	(55,937)	(64,778)
Other accounts receivable	0	0
Exposure net of risk concentrations
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Trade accounts receivable	1,076,986	1,121,014
Other accounts receivable	$ 99,063	$ 277,845